Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments (Tables)	12 Months Ended
Dec. 31, 2013
Business Acquisition [Line Items]
Schedule of Discontinued Operations-Net of Tax
Total Discontinued Operations

The following table provides the components of Discontinued operations—net of tax:
	Year Ended December 31,(a)
(MILLIONS OF DOLLARS)	2013	2012	2011
Revenues	$2,201	$6,587	$6,897
Pre-tax income from discontinued operations(a)	408	1,253	1,310
Provision for taxes on income(b)	100	459	425
Income from discontinued operations––net of tax	308	794	885
Pre-tax gain on sale of discontinued operations	10,446	7,123	1,688
Provision for taxes on income(c)	92	2,340	384
Gain on disposal of discontinued operations––net of tax	10,354	4,783	1,304
Discontinued operations––net of tax	$10,662	$5,577	$2,189

(a)
Includes (i) the Animal Health (Zoetis) business through June 24, 2013, the date of disposal, (ii) the Nutrition business through November 30, 2012, the date of disposal and (iii) the Capsugel business through August 1, 2011, the date of disposal.

(b)
Includes a deferred tax benefit of $23 million for 2013 and $23 million for 2012, and a deferred tax expense of $28 million for 2011, which is net of a deferred tax expense of $42 million in 2012, and includes a deferred tax expense of $6 million in 2011 related to investments in certain foreign subsidiaries, resulting from our intention not to hold these subsidiaries indefinitely.

(c)
For 2013, primarily reflects income tax expense of $122 million resulting from certain legal entity reorganizations. For 2012 and 2011, includes a deferred tax expense of $1.4 billion for 2012 and $190 million for 2011, which includes a deferred tax expense of $2.2 billion for 2012 and $190 million for 2011 on certain current-year funds earned outside the U.S. that will not be indefinitely reinvested overseas. For 2012, also includes a deferred tax benefit reflecting the reversal of net deferred tax liabilities associated with the divested Nutrition assets.

Schedule discontinued operations balance sheet

The following table provides the components of Assets of discontinued operations and other assets held for sale and Liabilities of discontinued operations:
	As of December 31,(a)
(MILLIONS OF DOLLARS)	2013	2012
Cash and cash equivalents	$—	$308
Accounts receivable, less allowance for doubtful accounts	—	922
Inventories	—	1,137
Other current assets	—	242
Property, plant and equipment, less accumulated depreciation	76	1,318
Goodwill	—	1,011
Identifiable intangible assets, less accumulated amortization	—	867
Other noncurrent assets	—	139
Assets of discontinued operations and other assets held for sale	$76	$5,944

Current liabilities	$21	$874
Other liabilities	—	568
Liabilities of discontinued operations	$21	$1,442

(a)	In 2012, virtually all relates to Zoetis (our former Animal Health business).

Schedule of Collaborative Arrangements and Non-collaborative Arrangement Transactions

The following table provides the amounts and classification of payments (income/(expense)), between us and our collaboration partners:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2013	2012	2011
Revenues—Revenues(a)	$1,153	$1,640	$1,426
Revenues—Alliance revenues(b)	2,628	3,492	3,630
Total revenues from collaborative arrangements	3,781	5,132	5,056
Cost of sales(c)	(333)	(362)	(420)
Selling, informational and administrative expenses(d)	(279)	(290)	(237)
Research and development expenses(e)	(73)	(74)	(299)
Other (income)/deductions—net(f)	103	(15)	34

(a)	Represents sales to our partners of products manufactured by us.

(b)
Substantially all relate to amounts earned from our partners under co-promotion agreements. The decline in 2013 reflects declines in Enbrel (as a result of the expiration of our co-promotion agreement on October 31, 2013 in the U.S. and Canada) and Spiriva (as a result of the near-term expiration of the co-promotion collaboration in the U.S. and certain European countries, combined with the expiration of the collaboration in Australia, Canada and certain other European countries).

(c)	Primarily relates to royalties earned by our partners and cost of sales associated with inventory purchased from our partners.

(d)	Represents net reimbursements to our partners for selling, informational and administrative expenses incurred.

(e)
Primarily relates to net reimbursements, as well as upfront payments and pre-approval milestone payments earned by our partners. The upfront and milestone payments were as follows: $67 million in 2013, $44 million in 2012 and $210 million in 2011.

(f)
In 2013, includes royalties earned on sales of Enbrel in the U.S. and Canada after October 31, 2013. On that date, our co-promotion agreement for Enbrel in the U.S. and Canada expired, and we became entitled to royalties for a 36-month period

King [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identifiable Assets Acquired and Liabilities Assumed as Part of Business Combination

The following table provides the assets acquired and liabilities assumed from King:
(MILLIONS OF DOLLARS)	Amounts Recognized as of Acquisition Date(a)
Working capital, excluding inventories	$155
Inventories	340
Property, plant and equipment	412
Identifiable intangible assets, excluding in-process research and development	1,806
In-process research and development	303
Net tax accounts	(328)
All other long-term assets and liabilities, net	102
Total identifiable net assets	2,790
Goodwill(b)	765
Net assets acquired/total consideration transferred	$3,555

(a)
Includes animal health-related assets and liabilities. In 2013, we disposed of our Animal Health business. For additional information, see Notes to Consolidated Financial Statements—Note 2B. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Divestitures.

(b)
Goodwill recorded as of the acquisition date totaled $720 million for our three biopharmaceutical operating segments and $45 million for our Animal Health operating segment. (Since the acquisition of King, we have revised our operating segments and disposed of our Animal Health business.)

Business Acquisition, Pro Forma Information

The following table provides supplemental pro forma information:
Unaudited Pro Forma Consolidated Results(a)
Year Ended December 31,
(MILLIONS OF DOLLARS, EXCEPT PER SHARE DATA)	2011
Revenues	$61,122
Net income attributable to Pfizer Inc.	10,228
Diluted earnings per share attributable to Pfizer Inc. common shareholders	1.30

(a)	The pro forma information for December 31, 2011 assumes that the acquisition of King occurred on January 1, 2010.